SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:- SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

b.	Treasury shares:

During the year ended December 31, 2021, the Company repurchased 895,136 outstanding ordinary shares for $200,000, through its share repurchase program authorized by the Board of Directors in May 2021.

c.	Share-based payment:

In April 2007, the Company's Board of Directors adopted an Employee Shares Incentive Plan (the "2007 Plan"). Under the 2007 Plan, options may be granted to employees, officers, non-employees consultants and directors of the Company and its Subsidiaries. The 2007 plan was terminated on October 15, 2013, although option awards outstanding as of that date will continue in full force in accordance with the terms under which they were granted.

In October 2013, the Company's Board of Directors adopted a new Employee Shares Incentive Plan (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs and PSUs.

Under the Plans, as of December 31, 2021, an aggregate of 2,907,140 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs, PSUs and employee share purchase rights issued pursuant to the Company's ESPP and recognized for the years ended December 31, 2021, 2020 and 2019 was comprised as follows:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$15,462	$9,127	$5,854
Research and development	70,020	76,883	56,161
Selling and marketing	33,853	22,845	18,458
General and administrative	102,056	38,458	28,864

Total share-based compensation expense	$221,391	$147,313	$109,337

Total unrecognized compensation cost amounted to $490,017 as of December 31, 2021, and is expected to be recognized over a weighted average period of approximately 2.92 years.

d.	Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2021 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2020	4,618,380	$74.31	6.74	$812,500

Granted	712,485	250.71
Exercised	(531,788)	62.87
Forfeited	(81,877)	107.62

Balance at December 31, 2021	4,717,200	101.66	6.32	339,012

Exercisable at December 31, 2021	3,213,149	65.72	5.39	305,280

Vested and expected to vest at December 31, 2021	4,647,663	$100.60	6.29	$337,290

The Company estimates the fair value of share options granted using the Black-Scholes-Merton option-pricing model. The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019

Expected volatility	48.91%-52.22%	42.26%-49.24%	42.60%-45.24%
Expected dividends	0%	0%	0%
Expected term (in years)	4.85-4.91	4.84-4.99	4.94-4.99
Risk free rate	0.44%-1.22%	0.25%-1.40%	1.51%-2.47%

The following table set forth the parameters used in computation of the ESPP for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019

Expected volatility	56.94%-59.23%	34.52%-83.3%	31.88%-54.49%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.06%-0.07%	0.13%-0.95%	1.89%-2.52%

A summary of options data for the years ended December 31, 2021, 2020 and 2019, is as follows:

	Year ended December 31,
	2021	2020	2019

Weighted-average grant date fair value of options granted, per optionz	$127.36	$68.91	$53.67
Total intrinsic value of the options exercised	$114,113	$436,187	$128,003
Total fair value of shares vested	$49,045	$40,367	$33,316

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2021:

Exercise price (range)	Options outstanding as of December 31, 2021	Weighted average remaining contractual term	Options exercisable as of December 31, 2021	Weighted average remaining contractual term
		(years)		(years)

0-19.79	364,941	2.19	357,975	2.07
19.8-21.13	563,467	3.71	563,467	3.71
21.14-51.32	243,431	4.08	238,431	4.06
51.33-56.61	398,038	5.12	398,038	5.12
56.62-61.75	648,082	6.12	579,583	6.12
61.76-101.67	332,623	6.57	242,169	6.43
101.68-102.67	603,279	7.12	380,074	7.12
102.68-142.09	237,781	7.59	137,373	7.48
142.1-143.13	520,670	8.14	214,450	8.14
143.14-353.09	804,888	9.18	101,589	8.83

	4,717,200	6.32	3,213,149	5.39

e.	Options granted to non-employees consultants:

The following table summarizes information about the Company's outstanding and exercisable options to purchase ordinary shares granted to non-employees consultants as of December 31, 2021:

Grant Date	Options outstanding as of December 31, 2021	Exercise price	Exercisable as of December 31, 2021	Exercisable through

January 9, 2013	3,400	$2.34	3,400	January 9, 2023

No options were granted to non-employees during the years ended December 31, 2021, 2020 and 2019.

f.	A summary of RSU activity for the year ended December 31, 2021, is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2020	2,078,427	$150.87

Granted	1,303,693	243.47
Vested	(935,912)	139.15
Forfeited	(220,759)	196.20

Unvested as of December 31, 2021	2,225,449	$205.31

PSU activity for the year ended December 31, 2021 was not material.

g.	Comprehensive income (loss):

The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2021 and 2020:

	Year ended December 31, 2021
	Marketable securities	Cash flow hedges	Total

Beginning balance, net	$3,768	$5,638	$9,406
Other comprehensive income before reclassifications, net	(4,672)	119	(4,553)
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	-	(279)	(279)
Research and development, net	-	(3,644)	(3,644)
Selling and marketing	-	(1,217)	(1,217)
General and administrative	-	(740)	(740)
Financial income (expenses), net	(29)	-	(29)

Total accumulated other comprehensive income, net	$(933)	$(123)	$(1,056)

	Year ended December 31, 2020
	Marketable securities	Cash flow hedges	Total

Beginning balance, net	$852	$505	$1,357
Other comprehensive income before reclassifications, net	2,962	11,425	14,387
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	-	(269)	(269)
Research and development, net	-	(3,995)	(3,995)
Selling and marketing	-	(1,300)	(1,300)
General and administrative	-	(728)	(728)
Financial income (expenses), net	(46)	-	(46)

Total accumulated other comprehensive income, net	$3,768	$5,638	$9,406